Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Statement [Abstract]
Operating revenues, net	$ 125,864		$ 17,469		$ 15,694
Operating costs and expenses:
Cost of operations	10,544		1,024		837
Cost of operations - affiliate	7,903		911		680
General and administrative	20,984		289		177
General and administrative - affiliate	19,144		5,158		4,425
Acquisition and related costs	10,177		0		0
Acquisition and related costs - affiliate	5,049		0		0
Formation and offering related fees and expenses	3,570		0		0
Formation and offering related fees and expenses - affiliate	1,870		0		0
Depreciation, accretion and amortization	40,509		4,961		4,267
Total operating costs and expenses	119,750		12,343		10,386
Operating income	6,114		5,126		5,308
Other expense (income):
Interest expense, net	84,418		6,267		5,702
Gain on extinguishment of debt, net	(7,635)		0		0
Loss/(Gain) on foreign currency exchange, net	14,007		(771)		0
Other, net	438		0		0
Total other expenses, net	91,228		5,496		5,702
Loss before income tax benefit	(85,114)		(370)		(394)
Income tax benefit	(4,689)	[1]	(88)	[1]	(1,270)	[1]
Net (loss) income	(80,425)		(282)		876
Less: Predecessor loss prior to initial public offering on July 23, 2014	(10,357)
Net loss subsequent to initial public offering	(70,068)
Less: Net loss attributable to non-controlling interests	(44,451)
Net loss attributable to TerraForm Power, Inc. Class A common stockholders	$ (25,617)
Weighted average Class A common shares outstanding - basic and diluted	29,602
Net earnings (loss) per weighted average Class A common share - basic and diluted ($ per share)	$ (0.87)

[1]	Income tax benefit is not allocated to the Company's Solar Energy segment.